Short Term Debt (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)
Short-Term Investments [Line Items]
Borrowed amount	¥ 32,070	$ 4,570	¥ 44,432
Loans bear interest rate	3.85%	3.85%
Short-Term Debt [Member]
Short-Term Investments [Line Items]
Borrowed amount	¥ 13,081	$ 1,864	¥ 37,887	$ 5,190